UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2006

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital Management, LLC
Address               1 Pickwick Plaza
                      Greenwich, CT 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            February 14, 2007
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Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 6


Form 13F Information Table Value Total: $96,270 (000's)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP	               COM              00130H105     6797   308400 SH       SOLE                   308400
ALTRIA GROUP INC               COM              02209S103    27068   315400 SH       SOLE                   315400
ICO GLOBAL COMMUNICATIONS      COM              44930K108      401    87660 SH       SOLE                    87660
LEVEL 3 COMMUNICATIONS         COM              52729N100    20192  3605644 SH       SOLE                  3605644
MIRANT CORP	               COM              60467R100    12716   402800 SH       SOLE                   402800
WILLIAMS COS                   COM              969457100    29096  1113930 SH       SOLE                  1113930